Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Balanced Fund, Inc.
Entity Central Index Key	0000110055
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000005582 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$129	1.17%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class R Shares returned 19.78%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	19.78%	8.06%	9.85%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,822,517,661
Holdings Count | Holding	1,736
Advisory Fees Paid, Amount	$ 7,062,367
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000199764 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$52	0.47%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Class K Shares returned 20.65%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	20.65%	8.83%	10.62%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,822,517,661
Holdings Count | Holding	1,736
Advisory Fees Paid, Amount	$ 7,062,367
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005580 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$169	1.54%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor C Shares returned 19.36%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	19.36%	7.66%	9.59%
Investor C Shares (with sales charge)	18.36	7.66	9.59
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,822,517,661
Holdings Count | Holding	1,736
Advisory Fees Paid, Amount	$ 7,062,367
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005578 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$86	0.78%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Investor A Shares returned 20.26%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	20.26%	8.49%	10.27%
Investor A Shares (with sales charge)	13.95	7.32	9.67
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,822,517,661
Holdings Count | Holding	1,736
Advisory Fees Paid, Amount	$ 7,062,367
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005581 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Balanced Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MACPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended May 31, 2026, the Fund's Institutional Shares returned 20.53%.
  For the same period, the Fund’s benchmark, the MSCI All Country World Index (Net) returned 30.27% and the Bloomberg U.S. Aggregate Bond Index returned 5.13%.
What contributed to performance?
The Fund uses three main strategies: asset allocation tilts, security selection in equities, and security selection in fixed income. Both security selection strategies contributed to absolute performance, with the equity strategy having the larger impact given the stock market’s strong return.
With respect to asset allocation, a position in international equities contributed given the continued resilience of the global economy. The Fund’s long position in the Australian Dollar against the U.S. Dollar also added to performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The asset allocation strategy detracted from absolute returns. Currency positioning, particularly a long in the Japanese Yen versus a short in the U.S. Dollar, hurt results.
The Fund held derivatives as part of its investment strategy. The portfolio management team uses derivatives as a means to manage risk and/or take outright views on equities and interest rates. Derivatives held to express active asset allocation views detracted from results.
The Fund held a cash position over 5% as of the end of the period. Cash was held as part of efficient portfolio management and did not have a material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2016 through May 31, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.53%	8.75%	10.56%
MSCI All Country World Index (Net)	30.27	11.45	12.81
Bloomberg U.S. Aggregate Bond Index	5.13	0.17	1.70
60% MSCI All Country World Index (Net)/40% Bloomberg U.S. Aggregate Bond Index	19.82	6.98	8.46

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,822,517,661
Holdings Count | Holding	1,736
Advisory Fees Paid, Amount	$ 7,062,367
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,822,517,661
Number of Portfolio Holdings	1,736
Net Investment Advisory Fees	$7,062,367
Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Common Stocks	52.6%
Corporate Bonds	17.7%
U.S. Government Sponsored Agency Securities	17.0%
U.S. Treasury Obligations	11.9%
Foreign Government Obligations	0.3%
Investment Companies	0.2%
Preferred Securities	0.2%
Asset-Backed Securities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple Inc.	2.6%
Microsoft Corp.	1.9%
Uniform Mortgage-Backed Securities, 5.00%, 06/01/56	1.4%
U.S. Treasury Notes, 4.38%, 08/31/28	1.3%
Amazon.com, Inc.	1.3%
U.S. Treasury Notes, 3.88%, 08/15/34	1.2%
U.S. Treasury Notes, 3.75%, 12/31/30	1.2%
Alphabet, Inc., Class A	1.2%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.0%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective December 2, 2025, BlackRock International Limited ("BIL") became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BIL and BlackRock Advisors, LLC.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since May 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after May 31, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports